Contributed Equity (Details 1) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Contributed Equity
Issue of Equity for the repayment of Sea Otter 16th payment of Convertible Note (in shares)	399,045
Issue of Equity for the repayment of Sea Otter 16th payment of Convertible Note	$ 75,333
Issue of Equity for the repayment of Sea Otter 16th payment of Convertible Note (in dollars per share)	$ 0.19
Issue of Shares to Grandlodge (in shares)	875,000
Issue of Shares to Grandlodge	$ 140,000
Issue of Shares to Grandlodge (in dollars per share)	$ 0.16
Private Placement to US Investment Fund (in shares)	13,162,744
Private Placement to US Investment Fund	$ 5,161,585
Private Placement to US Investment Fund (in dollars per share)	$ 0.39
Exercise of NASDAQ Warrants (IMRNW) (in shares)	300,000
Exercise of NASDAQ Warrants (IMRNW)	$ 95,282
Exercise of NASDAQ Warrants (IMRNW) (in dollars per share)	$ 0.32
Total 2018 Movement	14,736,789	49,941,771
Total 2018 Movement	$ 5,472,200	$ 9,965,323	$ 6,233,167